Subsequent events	3 Months Ended
Mar. 31, 2017
Subsequent Events [Abstract]
Subsequent Events [Text Block]
18. Subsequent events

On May 15, 2017, the Partnership paid a quarterly cash distribution with respect to the quarter ended March 31, 2017 of $0.43 per unit. The total amount of the distribution was $14.4 million.

In May 2017, the Partnership drew $10.1 million on the revolving credit facility.